Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Service Agreements
Transactions
Sales of goods and services	€ 32,884	€ 42,985
Purchases of goods and services	97,259	103,664
Balances
Accounts receivable	135,571		€ 133,205
Accounts payable	12,437		14,748
Accrued expenses	20,479		12,911
Products
Transactions
Sales of goods and services	48,817	35,137
Purchases of goods and services	364,185	367,388
Balances
Accounts receivable	18,685		13,487
Accounts payable	68,838		82,444
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	300	158
Purchases of goods and services	33,381	27,988
Balances
Accounts receivable	210
Accounts payable	4,722		6,707
Fresenius SE | Products
Transactions
Sales of goods and services		1
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	3,378	3,163
Purchases of goods and services	63,878	75,676
Balances
Accounts receivable	1,021		1,544
Accounts payable	7,715		8,041
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	48,817	35,136
Purchases of goods and services	29,221	22,991
Balances
Accounts receivable	18,685		13,487
Accounts payable	6,581		6,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services	29,206	39,664
Balances
Accounts receivable	134,340		131,661
Equity method investees | Products
Transactions
Purchases of goods and services	334,964	€ 344,397
Balances
Accounts payable	€ 62,257		€ 76,444